Events after the reporting period	12 Months Ended
Dec. 31, 2018
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Events after the reporting period
26.	Events after the reporting period

On January 4, 2019, Pagseguro Group acquired 100% of the share capital and obtained control of BBN Banco de Negocios S.A. Total consideration paid amounted to R$ 58,820 and the total net assets acquired amount to R$ 44,162. This acquisition is in accordance with PagSeguro Group’s business strategies, ramping up investments on new technologies, products and services for our digital ecosystem.